Loans (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Loans [Abstract]
Loans
4.	Loans

Our assessment of the allowance for loan losses is based on an evaluation of the loan portfolio, recent loss experience, current economic conditions and other pertinent factors.

An analysis of the allowance for loan losses by portfolio segment for the three months ended September 30, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables(1)	Subjective Allocation	Total
	(In thousands)
2017
Balance at beginning of period	$5,100	$8,145	$900	$—	$6,441	$20,586
Additions (deductions) Provision for loan losses	(97)	68	(33)	—	644	582
Recoveries credited to the allowance	340	587	285	—	—	1,212
Loans charged against the allowance	(92)	(471)	(339)	—	—	(902)
Balance at end of period	$5,251	$8,329	$813	$—	$7,085	$21,478
2016
Balance at beginning of period	$6,039	$9,956	$1,139	$52	$5,526	$22,712
Additions (deductions) Provision for loan losses	(153)	(247)	208	—	17	(175)
Recoveries credited to the allowance	474	195	236	—	—	905
Loans charged against the allowance	(365)	(561)	(473)	—	—	(1,399)
Balance at end of period	$5,995	$9,343	$1,110	$52	$5,543	$22,043
(1)	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #15.

An analysis of the allowance for loan losses by portfolio segment for the nine months ended September 30, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables(1)	Subjective Allocation	Total
	(In thousands)
2017
Balance at beginning of period	$4,880	$8,681	$1,011	$—	$5,662	$20,234
Additions (deductions) Provision for loan losses	(197)	(593)	173	—	1,423	806
Recoveries credited to the allowance	946	1,264	788	—	—	2,998
Loans charged against the allowance	(378)	(1,023)	(1,159)	—	—	(2,560)
Balance at end of period	$5,251	$8,329	$813	$—	$7,085	$21,478
2016
Balance at beginning of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Additions (deductions) Provision for loan losses	(1,220)	(885)	399	(4)	271	(1,439)
Recoveries credited to the allowance	1,944	871	808	—	—	3,623
Loans charged against the allowance	(399)	(1,034)	(1,278)	—	—	(2,711)
Balance at end of period	$5,995	$9,343	$1,110	$52	$5,543	$22,043
(1)	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #15.

Allowance for loan losses and recorded investment in loans by portfolio segment follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
September 30, 2017
Allowance for loan losses
Individually evaluated for impairment	$967	$5,823	$271	$—	$7,061
Collectively evaluated for impairment	4,284	2,506	542	7,085	14,417
Total ending allowance balance	$5,251	$8,329	$813	$7,085	$21,478

Loans
Individually evaluated for impairment	$10,257	$54,322	$4,215		$68,794
Collectively evaluated for impairment	829,073	730,050	315,146		1,874,269
Total loans recorded investment	839,330	784,372	319,361		1,943,063
Accrued interest included in recorded investment	2,080	3,026	863		5,969
Total loans	$837,250	$781,346	$318,498		$1,937,094
December 31, 2016
Allowance for loan losses
Individually evaluated for impairment	$2,244	$6,579	$329	$—	$9,152
Collectively evaluated for impairment	2,636	2,102	682	5,662	11,082
Total ending allowance balance	$4,880	$8,681	$1,011	$5,662	$20,234
Loans
Individually evaluated for impairment	$15,767	$59,151	$4,913		$79,831
Collectively evaluated for impairment	790,228	481,828	261,474		1,533,530
Total loans recorded investment	805,995	540,979	266,387		1,613,361
Accrued interest included in recorded investment	1,978	2,364	771		5,113
Total loans	$804,017	$538,615	$265,616		$1,608,248

Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) follow:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
September 30, 2017
Commercial
Income producing - real estate	$—	$72	$72
Land, land development and construction - real estate	—	10	10
Commercial and industrial	—	706	706
Mortgage
1-4 family	—	5,207	5,207
Resort lending	—	1,411	1,411
Home equity - 1st lien	—	258	258
Home equity - 2nd lien	—	221	221
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	97	97
Home equity - 2nd lien	—	224	224
Boat lending	—	69	69
Recreational vehicle lending	—	25	25
Other	—	110	110
Total recorded investment	$—	$8,410	$8,410
Accrued interest included in recorded investment	$—	$—	$—
December 31, 2016
Commercial
Income producing - real estate	$—	$628	$628
Land, land development and construction - real estate	—	105	105
Commercial and industrial	—	4,430	4,430
Mortgage
1-4 family	—	5,248	5,248
Resort lending	—	1,507	1,507
Home equity - 1st lien	—	222	222
Home equity - 2nd lien	—	317	317
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	266	266
Home equity - 2nd lien	—	289	289
Boat lending	—	219	219
Recreational vehicle lending	—	21	21
Other	—	112	112
Total recorded investment	$—	$13,364	$13,364
Accrued interest included in recorded investment	$—	$—	$—

An aging analysis of loans by class follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
September 30, 2017
Commercial
Income producing - real estate	$425	$—	$30	$455	$271,747	$272,202
Land, land development and construction - real estate	10	—	—	10	67,793	67,803
Commercial and industrial	120	149	65	334	498,991	499,325
Mortgage
1-4 family	1,929	919	5,207	8,055	553,928	561,983
Resort lending	363	135	1,411	1,909	91,370	93,279
Home equity - 1st lien	460	—	258	718	35,826	36,544
Home equity - 2nd lien	597	195	221	1,013	56,677	57,690
Purchased loans	3	1	—	4	34,872	34,876
Installment
Home equity - 1st lien	115	86	97	298	9,925	10,223
Home equity - 2nd lien	161	23	224	408	10,103	10,511
Boat lending	112	69	69	250	131,153	131,403
Recreational vehicle lending	52	4	25	81	93,687	93,768
Other	108	50	110	268	73,188	73,456
Total recorded investment	$4,455	$1,631	$7,717	$13,803	$1,929,260	$1,943,063
Accrued interest included in recorded investment	$53	$24	$—	$77	$5,892	$5,969
December 31, 2016
Commercial
Income producing - real estate	$—	$—	$383	$383	$287,255	$287,638
Land, land development and construction - real estate	74	—	31	105	51,670	51,775
Commercial and industrial	100	1,385	66	1,551	465,031	466,582
Mortgage
1-4 family	2,361	869	5,248	8,478	306,063	314,541
Resort lending	—	—	1,507	1,507	101,541	103,048
Home equity - 1st lien	149	—	222	371	28,645	29,016
Home equity - 2nd lien	470	218	317	1,005	54,232	55,237
Purchased loans	13	2	—	15	39,122	39,137
Installment
Home equity - 1st lien	311	48	266	625	12,025	12,650
Home equity - 2nd lien	238	41	289	568	13,390	13,958
Boat lending	184	33	219	436	102,489	102,925
Recreational vehicle lending	68	33	21	122	74,413	74,535
Other	289	30	112	431	61,888	62,319
Total recorded investment	$4,257	$2,659	$8,681	$15,597	$1,597,764	$1,613,361
Accrued interest included in recorded investment	$45	$19	$—	$64	$5,049	$5,113

Impaired loans are as follows:

	September 30, 2017	December 31, 2016
	(In thousands)
Impaired loans with no allocated allowance
TDR	$349	$1,782
Non - TDR	186	1,107
Impaired loans with an allocated allowance
TDR - allowance based on collateral	2,320	3,527
TDR - allowance based on present value cash flow	65,449	72,613
Non - TDR - allowance based on collateral	202	491
Total impaired loans	$68,506	$79,520
Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$641	$1,868
TDR - allowance based on present value cash flow	6,329	7,146
Non - TDR - allowance based on collateral	91	138
Total amount of allowance for loan losses allocated	$7,061	$9,152

Impaired loans by class are as follows(1):

	September 30, 2017			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$—	$—	$—	$517	$768	$—
Land, land development & construction-real estate	—	—	—	31	709	—
Commercial and industrial	535	557	—	2,341	3,261	—
Mortgage
1-4 family	2	472	—	2	387	—
Resort lending	—	—	—	—	—	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	1	71	—	—	66	—
Home equity - 2nd lien	—	—	—	—	—	—
Boat lending	—	—	—	—	—	—
Recreational vehicle lending	—	—	—	—	—	—
Other	—	—	—	—	—	—
	538	1,100	—	2,891	5,191	—

	September 30, 2017			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With an allowance recorded:
Commercial
Income producing - real estate	6,975	7,121	482	7,737	7,880	554
Land, land development & construction-real estate	169	197	10	239	244	36
Commercial and industrial	2,578	2,612	475	4,902	5,246	1,654
Mortgage
1-4 family	37,872	39,393	3,517	41,701	43,479	4,100
Resort lending	16,098	16,169	2,264	16,898	16,931	2,453
Home equity - 1st lien	171	238	30	235	242	10
Home equity - 2nd lien	179	213	12	315	398	16
Installment
Home equity - 1st lien	1,791	1,921	85	1,994	2,117	118
Home equity - 2nd lien	1,969	1,994	161	2,415	2,443	182
Boat lending	1	6	1	1	6	—
Recreational vehicle lending	93	93	5	109	108	6
Other	360	377	19	394	426	23
	68,256	70,334	7,061	76,940	79,520	9,152
Total
Commercial
Income producing - real estate	6,975	7,121	482	8,254	8,648	554
Land, land development & construction-real estate	169	197	10	270	953	36
Commercial and industrial	3,113	3,169	475	7,243	8,507	1,654
Mortgage
1-4 family	37,874	39,865	3,517	41,703	43,866	4,100
Resort lending	16,098	16,169	2,264	16,898	16,931	2,453
Home equity - 1st lien	171	238	30	235	242	10
Home equity - 2nd lien	179	213	12	315	398	16
Installment
Home equity - 1st lien	1,792	1,992	85	1,994	2,183	118
Home equity - 2nd lien	1,969	1,994	161	2,415	2,443	182
Boat lending	1	6	1	1	6	—
Recreational vehicle lending	93	93	5	109	108	6
Other	360	377	19	394	426	23
Total	$68,794	$71,434	$7,061	$79,831	$84,711	$9,152
Accrued interest included in recorded investment	$288			$311
(1)	There were no impaired purchased mortgage loans at September 30, 2017 or December 31, 2016.

Average recorded investment in and interest income earned on impaired loans by class for the three month periods ending September 30, follows(1):

	2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded
Commercial
Income producing - real estate	$—	$—	$551	$—
Land, land development & construction-real estate	—	—	133	—
Commercial and industrial	445	8	—	—
Mortgage
1-4 family	127	7	12	3
Resort lending	—	—	—	—
Home equity - 1st lien	—	—	—	—
Home equity - 2nd lien	—	—	—	—
Installment
Home equity - 1st lien	1	1	—	3
Home equity - 2nd lien	—	—	—	—
Boat lending	—	—	—	—
Recreational vehicle lending	—	—	—	—
Other	—	1	—	—
	573	17	696	6
With an allowance recorded
Commercial
Income producing - real estate	7,311	91	8,000	111
Land, land development & construction-real estate	171	2	1,117	3
Commercial and industrial	2,878	26	7,145	69
Mortgage
1-4 family	38,533	462	44,256	470
Resort lending	16,175	153	17,372	161
Home equity - 1st lien	201	1	241	2
Home equity - 2nd lien	180	2	280	6
Installment
Home equity - 1st lien	1,808	40	2,140	34
Home equity - 2nd lien	2,058	26	2,585	37
Boat lending	1	—	2	—
Recreational vehicle lending	98	1	114	2
Other	361	6	424	7
	69,775	810	83,676	902
Total
Commercial
Income producing - real estate	7,311	91	8,551	111
Land, land development & construction-real estate	171	2	1,250	3
Commercial and industrial	3,323	34	7,145	69
Mortgage
1-4 family	38,660	469	44,268	473
Resort lending	16,175	153	17,372	161
Home equity - 1st lien	201	1	241	2
Home equity - 2nd lien	180	2	280	6
Installment
Home equity - 1st lien	1,809	41	2,140	37
Home equity - 2nd lien	2,058	26	2,585	37
Boat lending	1	—	2	—
Recreational vehicle lending	98	1	114	2
Other	361	7	424	7
Total	$70,348	$827	$84,372	$908
(1)	There were no impaired purchased mortgage loans during the three month periods ended September 30, 2017 and 2016, respectively.

Average recorded investment in and interest income earned on impaired loans by class for the nine month periods ending September 30, follows(1):

	2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$222	$—	$632	$2
Land, land development & construction-real estate	8	—	405	7
Commercial and industrial	808	16	616	21
Mortgage
1-4 family	64	16	12	9
Resort lending	—	—	—	—
Home equity - 1st lien	—	—	—	—
Home equity - 2nd lien	—	—	—	—
Installment
Home equity - 1st lien	1	4	—	4
Home equity - 2nd lien	—	—	4	—
Boat lending	—	—	—	—
Recreational vehicle lending	—	—	—	—
Other	—	1	—	—
	1,103	37	1,669	43
With an allowance recorded:
Commercial
Income producing - real estate	7,525	300	8,153	318
Land, land development & construction-real estate	187	6	1,352	29
Commercial and industrial	3,488	98	5,929	151
Mortgage
1-4 family	39,716	1,420	45,728	1,447
Resort lending	16,485	464	17,705	480
Home equity - 1st lien	218	5	223	6
Home equity - 2nd lien	217	5	231	11
Installment
Home equity - 1st lien	1,874	107	2,233	118
Home equity - 2nd lien	2,210	96	2,723	122
Boat lending	1	—	2	—
Recreational vehicle lending	103	4	117	5
Other	373	19	443	23
	72,397	2,524	84,839	2,710
Total
Commercial
Income producing - real estate	7,747	300	8,785	320
Land, land development & construction-real estate	195	6	1,757	36
Commercial and industrial	4,296	114	6,545	172
Mortgage
1-4 family	39,780	1,436	45,740	1,456
Resort lending	16,485	464	17,705	480
Home equity - 1st lien	218	5	223	6
Home equity - 2nd lien	217	5	231	11
Installment
Home equity - 1st lien	1,875	111	2,233	122
Home equity - 2nd lien	2,210	96	2,727	122
Boat lending	1	—	2	—
Recreational vehicle lending	103	4	117	5
Other	373	20	443	23
Total	$73,500	$2,561	$86,508	$2,753
(1)	There were no impaired purchased mortgage loans during the nine month periods ended September 30, 2017 and 2016, respectively.

Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance.

Troubled debt restructurings follow:

	September 30, 2017
	Commercial	Retail(1)		Total
	(In thousands)
Performing TDRs	$9,431	$53,755		$63,186
Non-performing TDRs(2)	401	4,531	(3)	4,932
Total	$9,832	$58,286		$68,118
	December 31, 2016
	Commercial	Retail(1)		Total
	(In thousands)
Performing TDRs	$10,560	$59,726		$70,286
Non-performing TDRs(2)	3,565	4,071	(3)	7,636
Total	$14,125	$63,797		$77,922
(1)	Retail loans include mortgage and installment portfolio segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We allocated $7.0 million and $9.0 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of September 30, 2017 and December 31, 2016, respectively.

During the nine months ended September 30, 2017 and 2016, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 36 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 230 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the three-month periods ended September 30 follow(1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2017
Commercial
Income producing - real estate	—	$—	$—
Land, land development & construction-real estate	—	—	—
Commercial and industrial	—	—	—
Mortgage
1-4 family	1	93	95
Resort lending	—	—	—
Home equity - 1st lien	—	—	—
Home equity - 2nd lien	—	—	—
Installment
Home equity - 1st lien	—	—	—
Home equity - 2nd lien	2	51	50
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	1	10	10
Total	4	$154	$155
2016
Commercial
Income producing - real estate	2	$180	$180
Land, land development & construction-real estate	—	—	—
Commercial and industrial	2	175	158
Mortgage
1-4 family	2	204	207
Resort lending	—	—	—
Home equity - 1st lien	—	—	—
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	2	82	85
Home equity - 2nd lien	1	7	7
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	1	34	34
Total	12	$759	$749
(1)	There were no purchased mortgage loans classified as troubled debt restructurings during the three month periods ended September 30, 2017 and 2016, respectively.

Loans that have been classified as troubled debt restructurings during the nine-month periods ended September 30 follow(1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2017
Commercial
Income producing - real estate	—	$—	$—
Land, land development & construction-real estate	—	—	—
Commercial and industrial	12	786	786
Mortgage
1-4 family	3	142	144
Resort lending	1	189	189
Home equity - 1st lien	—	—	—
Home equity - 2nd lien	—	—	—
Installment
Home equity - 1st lien	2	34	37
Home equity - 2nd lien	7	300	301
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	1	10	10
Total	26	$1,461	$1,467
2016
Commercial
Income producing - real estate	4	$290	$290
Land, land development & construction-real estate	—	—	—
Commercial and industrial	6	1,933	1,916
Mortgage
1-4 family	5	396	470
Resort lending	1	116	117
Home equity - 1st lien	1	107	78
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	6	141	145
Home equity - 2nd lien	5	133	136
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	2	46	46
Total	32	$3,239	$3,276
(1)	There were no purchased mortgage loans classified as troubled debt restructurings during the nine month periods ended September 30, 2017 and 2016, respectively.

The troubled debt restructurings described above for 2017 increased the allowance for loan losses by $0.02 million and resulted in zero charge offs during the three months ended September 30, 2017, and increased the allowance by $0.08 million and resulted in zero charge offs during the nine months ended September 30, 2017.

The troubled debt restructurings described above for 2016 increased the allowance for loan losses by $0.34 million and resulted in charge offs of $0.02 million during the three months ended September 30, 2016, and increased the allowance by $0.69 million and resulted in charge offs of $0.02 million during the nine months ended September 30, 2016.

Six commercial and industrial loans with a recorded balance of $0.16 million that have been classified as troubled debt restructurings during the past twelve months subsequently defaulted during the three and nine month periods ended September 30, 2017. These subsequent defaults resulted in an increase in the allowance of $0.02 million and $0.04 million during the three and nine month periods ended September 30, 2017, respectively and resulted in charge-offs of $0.05 million during both the three and nine month periods ended September 30, 2017. There were no troubled debt restructurings that subsequently defaulted within twelve months following the modification during the three and nine months ended September 30, 2017 for any other loan class.

There were no troubled debt restructurings that subsequently defaulted within twelve months following the modification during the three and nine months ended September 30, 2016.

A loan is considered to be in payment default generally once it is 90 days contractually past due under the modified terms.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.

For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our “non-watch” commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our “watch” commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our “substandard accruing” commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our “substandard - non-accrual” and “doubtful” commercial credits, respectively. These ratings include loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our “loss” commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
September 30, 2017
Income producing - real estate	$268,781	$3,037	$312	$72	$272,202
Land, land development and construction - real estate	67,730	63	—	10	67,803
Commercial and industrial	474,022	22,217	2,380	706	499,325
Total	$810,533	$25,317	$2,692	$788	$839,330
Accrued interest included in total	$1,991	$80	$9	$—	$2,080
December 31, 2016
Income producing - real estate	$282,886	$3,787	$337	$628	$287,638
Land, land development andconstruction - real estate	51,603	67	—	105	51,775
Commercial and industrial	449,365	9,788	2,998	4,431	466,582
Total	$783,854	$13,642	$3,335	$5,164	$805,995
Accrued interest included in total	$1,915	$52	$11	$—	$1,978

For each of our mortgage and installment segment classes, we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually.

The following tables summarize credit scores by loan class for our mortgage and installment loan segments:

	Mortgage(1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
September 30, 2017
800 and above	$62,145	$11,336	$8,491	$8,896	$7,790	$98,658
750-799	227,676	33,287	15,619	21,092	18,559	316,233
700-749	130,480	25,629	6,583	13,819	7,978	184,489
650-699	77,357	12,441	3,304	7,970	429	101,501
600-649	26,947	4,648	1,090	2,439	—	35,124
550-599	15,547	2,777	365	1,507	—	20,196
500-549	8,766	1,404	540	1,319	—	12,029
Under 500	3,692	89	253	169	—	4,203
Unknown	9,373	1,668	299	479	120	11,939
Total	$561,983	$93,279	$36,544	$57,690	$34,876	$784,372
Accrued interest included in total	$2,134	$374	$165	$260	$93	$3,026
December 31, 2016
800 and above	$36,534	$10,484	$6,048	$8,392	$8,462	$69,920
750-799	102,382	41,999	10,006	20,113	20,984	195,484
700-749	69,337	24,727	5,706	12,360	9,115	121,245
650-699	50,621	13,798	4,106	8,167	437	77,129
600-649	25,270	5,769	1,674	3,067	—	35,780
550-599	13,747	3,030	455	1,699	—	18,931
500-549	9,215	1,438	486	981	—	12,120
Under 500	5,145	92	255	279	—	5,771
Unknown	2,290	1,711	280	179	139	4,599
Total	$314,541	$103,048	$29,016	$55,237	$39,137	$540,979
Accrued interest included in total	$1,466	$450	$111	$226	$111	$2,364
(1)	Credit scores have been updated within the last twelve months.

	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
September 30, 2017
800 and above	$1,085	$869	$26,168	$26,312	$10,655	$65,089
750-799	1,938	2,721	67,402	48,183	26,546	146,790
700-749	1,601	2,236	25,945	14,261	16,433	60,476
650-699	2,193	1,864	9,164	3,627	8,990	25,838
600-649	1,429	1,429	1,730	838	2,334	7,760
550-599	1,252	919	468	244	894	3,777
500-549	616	398	243	125	434	1,816
Under 500	92	56	64	11	130	353
Unknown	17	19	219	167	7,040	7,462
Total	$10,223	$10,511	$131,403	$93,768	$73,456	$319,361
Accrued interest included in total	$42	$44	$322	$236	$219	$863

December 31, 2016
800 and above	$1,354	$1,626	$21,422	$23,034	$8,911	$56,347
750-799	2,478	3,334	50,508	35,827	21,918	114,065
700-749	1,920	2,686	20,045	11,049	13,183	48,883
650-699	2,852	2,541	7,559	3,205	8,913	25,070
600-649	1,691	1,775	1,846	821	2,269	8,402
550-599	1,231	1,063	882	280	833	4,289
500-549	981	692	440	189	511	2,813
Under 500	114	220	73	16	211	634
Unknown	29	21	150	114	5,570	5,884
Total	$12,650	$13,958	$102,925	$74,535	$62,319	$266,387
Accrued interest included in total	$54	$59	$264	$203	$191	$771
(1)	Credit scores have been updated within the last twelve months.

Foreclosed residential real estate properties included in other real estate and repossessed assets on our Condensed Consolidated Statements of Financial Condition totaled $1.7 million and $1.9 million at September 30, 2017 and December 31, 2016, respectively. Retail mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process according to local requirements totaled $1.2 million and $1.0 million at September 30, 2017 and December 31, 2016, respectively.

NOTE 4 – LOANS AND PAYMENT PLAN RECEIVABLES

Our loan portfolios at December 31 follow:

	2016	2015
	(In thousands)
Real estate(1)
Residential first mortgages	$453,348	$432,215
Residential home equity and other junior mortgages	105,550	106,297
Construction and land development	77,287	62,629
Other(2)	525,748	498,706
Consumer	234,632	193,350
Commercial	206,607	180,424
Agricultural	5,076	6,830
Payment plan receivables(3)	—	34,599
Total loans	$1,608,248	$1,515,050
(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.
(3)	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #1.

Loans include net deferred loan costs of $4.1 million and $2.2 million at December 31, 2016 and 2015, respectively. Payment plan receivables totaling $36.9 million at December 31, 2015, are presented net of unamortized discount of $2.3 million at December 31, 2015. These payment plan receivables had effective yields of 13% at December 31, 2015.

In August 2016 and December 2015, we purchased $15.0 million and $32.6 million, respectively of single-family residential fixed rate jumbo mortgage loans from two separate Michigan-based financial institutions. These mortgage loans were all on properties located in Michigan, had weighted average interest rates (after a 0.25% servicing fee) of 3.65% and 3.94%, respectively and weighted average remaining contractual maturities of 332 months and 344 months, respectively.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2016
Balance at beginning of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Additions (deductions)
Provision for loan losses	(1,945)	(158)	401	(4)	397	(1,309)
Recoveries credited to allowance	2,472	1,047	1,100	—	—	4,619
Loans charged against the allowance	(1,317)	(2,599)	(1,671)	—	—	(5,587)
Reclassification to loans held for sale	—	—	—	(52)	(7)	(59)
Balance at end of period	$4,880	$8,681	$1,011	$—	$5,662	$20,234

2015
Balance at beginning of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990
Additions (deductions)
Provision for loan losses	(737)	(1,744)	(274)	(8)	49	(2,714)
Recoveries credited to allowance	2,656	1,258	1,108	—	—	5,022
Loans charged against the allowance	(1,694)	(2,567)	(1,467)	—	—	(5,728)
Balance at end of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570

2014
Balance at beginning of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325
Additions (deductions)
Provision for loan losses	(1,683)	(1,029)	349	(36)	(737)	(3,136)
Recoveries credited to allowance	4,914	1,397	1,104	5	—	7,420
Loans charged against the allowance	(4,613)	(4,119)	(1,885)	(2)	—	(10,619)
Balance at end of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990

Allowance for loan losses and recorded investment in loans by portfolio segment follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2016
Allowance for loan losses:
Individually evaluated for impairment	$2,244	$6,579	$329	$—	$—	$9,152
Collectively evaluated for impairment	2,636	2,102	682	—	5,662	11,082
Total ending allowance balance	$4,880	$8,681	$1,011	$—	$5,662	$20,234

Loans
Individually evaluated for impairment	$15,767	$59,151	$4,913	$—		$79,831
Collectively evaluated for impairment	790,228	481,828	261,474	—		1,533,530
Total loans recorded investment	805,995	540,979	266,387	—		1,613,361
Accrued interest included in recorded investment	1,978	2,364	771	—		5,113
Total loans	$804,017	$538,615	$265,616	$—		$1,608,248

2015
Allowance for loan losses:
Individually evaluated for impairment	$2,708	$7,818	$457	$—	$—	$10,983
Collectively evaluated for impairment	2,962	2,573	724	56	5,272	11,587
Total ending allowance balance	$5,670	$10,391	$1,181	$56	$5,272	$22,570

Loans
Individually evaluated for impairment	$16,868	$66,375	$5,888	$—		$89,131
Collectively evaluated for impairment	733,399	433,931	228,827	34,599		1,430,756
Total loans recorded investment	750,267	500,306	234,715	34,599		1,519,887
Accrued interest included in recorded investment	1,869	2,270	698	—		4,837
Total loans	$748,398	$498,036	$234,017	$34,599		$1,515,050

Non-performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $0.5 million, $0.6 million and $0.8 million of interest income would have been recognized in 2016, 2015 and 2014, respectively. Interest income recorded on these loans was approximately zero during the years ended 2016, 2015 and 2014.

Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2016
Commercial
Income producing - real estate	$—	$628	$628
Land, land development and construction - real estate	—	105	105
Commercial and industrial	—	4,430	4,430
Mortgage
1-4 family	—	5,248	5,248
Resort lending	—	1,507	1,507
Home equity - 1st lien	—	222	222
Home equity - 2nd lien	—	317	317
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	266	266
Home equity - 2nd lien	—	289	289
Loans not secured by real estate	—	351	351
Other	—	1	1
Total recorded investment	$—	$13,364	$13,364
Accrued interest included in recorded investment	$—	$—	$—
2015
Commercial
Income producing - real estate	$—	$1,027	$1,027
Land, land development and construction - real estate	49	401	450
Commercial and industrial	69	2,028	2,097
Mortgage
1-4 family	—	4,744	4,744
Resort lending	—	1,094	1,094
Home equity - 1st lien	—	187	187
Home equity - 2nd lien	—	147	147
Purchased loans	—	2	2
Installment
Home equity - 1st lien	—	106	106
Home equity - 2nd lien	—	443	443
Loans not secured by real estate	—	421	421
Other	—	2	2
Payment plan receivables
Full refund	—	2	2
Partial refund	—	2	2
Other	—	1	1
Total recorded investment	$118	$10,607	$10,725
Accrued interest included in recorded investment	$2	$—	$2

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2016
Commercial
Income producing - real estate	$—	$—	$383	$383	$287,255	$287,638
Land, land development and construction - real estate	74	—	31	105	51,670	51,775
Commercial and industrial	100	1,385	66	1,551	465,031	466,582
Mortgage
1-4 family	2,361	869	5,248	8,478	306,063	314,541
Resort lending	—	—	1,507	1,507	101,541	103,048
Home equity - 1st lien	149	—	222	371	28,645	29,016
Home equity - 2nd lien	470	218	317	1,005	54,232	55,237
Purchased loans	13	2	—	15	39,122	39,137
Installment
Home equity - 1st lien	311	48	266	625	12,025	12,650
Home equity - 2nd lien	238	41	289	568	13,390	13,958
Loans not secured by real estate	533	95	351	979	236,022	237,001
Other	8	1	1	10	2,768	2,778
Total recorded investment	$4,257	$2,659	$8,681	$15,597	$1,597,764	$1,613,361
Accrued interest included in recorded investment	$45	$19	$—	$64	$5,049	$5,113

2015
Commercial
Income producing - real estate	$203	$209	$647	$1,059	$305,155	$306,214
Land, land development and construction - real estate	—	—	252	252	44,231	44,483
Commercial and industrial	785	16	151	952	398,618	399,570
Mortgage
1-4 family	1,943	640	4,744	7,327	269,880	277,207
Resort lending	307	—	1,094	1,401	114,619	116,020
Home equity - 1st lien	50	—	187	237	22,327	22,564
Home equity - 2nd lien	439	54	147	640	50,618	51,258
Purchased loans	9	1	2	12	33,245	33,257
Installment
Home equity - 1st lien	315	107	106	528	16,707	17,235
Home equity - 2nd lien	231	149	443	823	19,727	20,550
Loans not secured by real estate	567	83	421	1,071	193,680	194,751
Other	15	3	2	20	2,159	2,179
Payment plan receivables
Full refund	492	62	2	556	21,294	21,850
Partial refund	415	228	2	645	5,834	6,479
Other	110	3	1	114	6,156	6,270
Total recorded investment	$5,881	$1,555	$8,201	$15,637	$1,504,250	$1,519,887
Accrued interest included in recorded investment	$53	$17	$2	$72	$4,765	$4,837

Impaired loans are as follows:

	December 31,
	2016	2015
	(In thousands)
Impaired loans with no allocated allowance
TDR	$1,782	$2,518
Non - TDR	1,107	203
Impaired loans with an allocated allowance
TDR - allowance based on collateral	3,527	4,810
TDR - allowance based on present value cash flow	72,613	81,002
Non - TDR - allowance based on collateral	491	260
Non - TDR - allowance based on present value cash flow	—	—
Total impaired loans	$79,520	$88,793

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$1,868	$2,436
TDR - allowance based on present value cash flow	7,146	8,471
Non - TDR - allowance based on collateral	138	76
Non - TDR - allowance based on present value cash flow	—	—
Total amount of allowance for loan losses allocated	$9,152	$10,983

Impaired loans by class as of December 31 are as follows(1):

	2016			2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$517	$768	$—	$641	$851	$—
Land, land development & construction-real estate	31	709	—	818	1,393	—
Commercial and industrial	2,341	3,261	—	1,245	1,241	—
Mortgage
1-4 family	2	387	—	23	183	—
Resort lending	—	—	—	—	—	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	66	—	—	76	—
Home equity - 2nd lien	—	—	—	—	—	—
Loans not secured by real estate	—	—	—	—	—	—
Other	—	—	—	—	—	—
	2,891	5,191	—	2,727	3,744	—

	2016			2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With an allowance recorded:
Commercial
Income producing - real estate	7,737	7,880	554	8,377	9,232	516
Land, land development & construction-real estate	239	244	36	1,690	1,778	296
Commercial and industrial	4,902	5,246	1,654	4,097	4,439	1,896
Mortgage
1-4 family	41,701	43,479	4,100	47,792	49,808	5,132
Resort lending	16,898	16,931	2,453	18,148	18,319	2,662
Home equity - 1st lien	235	242	10	168	172	9
Home equity - 2nd lien	315	398	16	244	325	15
Installment
Home equity - 1st lien	1,994	2,117	118	2,364	2,492	143
Home equity - 2nd lien	2,415	2,443	182	2,929	2,951	271
Loans not secured by real estate	504	540	29	587	658	42
Other	—	—	—	8	8	1
	76,940	79,520	9,152	86,404	90,182	10,983
Total
Commercial
Income producing - real estate	8,254	8,648	554	9,018	10,083	516
Land, land development & construction-real estate	270	953	36	2,508	3,171	296
Commercial and industrial	7,243	8,507	1,654	5,342	5,680	1,896
Mortgage
1-4 family	41,703	43,866	4,100	47,815	49,991	5,132
Resort lending	16,898	16,931	2,453	18,148	18,319	2,662
Home equity - 1st lien	235	242	10	168	172	9
Home equity - 2nd lien	315	398	16	244	325	15
Installment
Home equity - 1st lien	1,994	2,183	118	2,364	2,568	143
Home equity - 2nd lien	2,415	2,443	182	2,929	2,951	271
Loans not secured by real estate	504	540	29	587	658	42
Other	—	—	—	8	8	1
Total	$79,831	$84,711	$9,152	$89,131	$93,926	$10,983
Accrued interest included in recorded investment	$311			$338
(1)	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2016 or 2015.

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31 follows(1):

	2016		2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$609	$2	$4,520	$387	$7,660	$250
Land, land development & construction-real estate	330	7	952	79	1,145	64
Commercial and industrial	961	54	2,125	257	3,351	152
Mortgage
1-4 family	10	16	19	11	29	—
Resort lending	—	—	12	—	40	1
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	5	—	5	—	2
Home equity - 2nd lien	3	—	—	—	—	—
Loans not secured by real estate	—	—	—	—	—	—
Other	—	—	—	—	—	—
	1,913	84	7,628	739	12,225	469
With an allowance recorded:
Commercial
Income producing - real estate	8,069	427	12,677	439	12,772	677
Land, land development & construction-real estate	1,129	31	2,219	54	3,939	149
Commercial and industrial	5,723	189	6,663	104	8,500	294
Mortgage
1-4 family	44,923	1,918	50,421	2,140	55,877	2,286
Resort lending	17,544	619	18,448	670	19,458	753
Home equity - 1st lien	226	10	161	8	160	6
Home equity - 2nd lien	248	14	172	13	57	2
Installment
Home equity - 1st lien	2,185	147	2,539	176	2,837	174
Home equity - 2nd lien	2,661	162	3,055	193	3,359	188
Loans not secured by real estate	546	35	653	37	719	35
Other	4	—	10	1	14	1
	83,258	3,552	97,018	3,835	107,692	4,565

	2016		2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Total
Commercial
Income producing - real estate	8,678	429	17,197	826	20,432	927
Land, land development & construction-real estate	1,459	38	3,171	133	5,084	213
Commercial and industrial	6,684	243	8,788	361	11,851	446
Mortgage
1-4 family	44,933	1,934	50,440	2,151	55,906	2,286
Resort lending	17,544	619	18,460	670	19,498	754
Home equity - 1st lien	226	10	161	8	160	6
Home equity - 2nd lien	248	14	172	13	57	2
Installment
Home equity - 1st lien	2,185	152	2,539	181	2,837	176
Home equity - 2nd lien	2,664	162	3,055	193	3,359	188
Loans not secured by real estate	546	35	653	37	719	35
Other	4	—	10	1	14	1
Total	$85,171	$3,636	$104,646	$4,574	$119,917	$5,034
(1)	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2016, 2015 and 2014.

Our average investment in impaired loans was approximately $85.2 million, $104.6 million and $119.9 million in 2016, 2015 and 2014, respectively. Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance. Interest income recognized on impaired loans was approximately $3.6 million, $4.6 million and $5.0 million in 2016, 2015 and 2014, respectively, of which the majority of these amounts were received in cash and related primarily to performing TDR’s.

Troubled debt restructurings at December 31 follow:

	2016
	Commercial	Retail(1)		Total
	(In thousands)
Performing TDR's	$10,560	$59,726		$70,286
Non-performing TDR's(2)	3,565	4,071	(3)	7,636
Total	$14,125	$63,797		$77,922
	2015
	Commercial	Retail(1)		Total
	(In thousands)
Performing TDR's	$13,318	$68,194		$81,512
Non-performing TDR's(2)	3,041	3,777	(3)	6,818
Total	$16,359	$71,971		$88,330
(1)	Retail loans include mortgage and installment loan segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $9.0 million and $10.9 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2016 and 2015, respectively. We have committed to lend additional amounts totaling up to $0.04 million at both December 31, 2016 and 2015, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

The terms of certain loans were modified as troubled debt restructurings and generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 36 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 230 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follow(1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2016
Commercial
Income producing - real estate	4	$290	$290
Land, land development & construction-real estate	—	—	—
Commercial and industrial	9	2,044	2,027
Mortgage
1-4 family	9	927	1,004
Resort lending	1	116	117
Home equity - 1st lien	1	107	78
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	6	141	145
Home equity - 2nd lien	6	154	157
Loans not secured by real estate	2	46	46
Other	—	—	—
Total	40	$3,902	$3,942

2015
Commercial
Income producing - real estate	2	$229	$227
Land, land development & construction-real estate	—	—	—
Commercial and industrial	17	3,188	2,960
Mortgage
1-4 family	8	1,345	1,128
Resort lending	1	313	307
Home equity - 1st lien	1	20	20
Home equity - 2nd lien	1	27	27
Installment
Home equity - 1st lien	6	220	186
Home equity - 2nd lien	8	228	217
Loans not secured by real estate	2	19	25
Other	—	—	—
Total	46	$5,589	$5,097

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2014
Commercial
Income producing - real estate	4	$426	$389
Land, land development & construction-real estate	2	55	44
Commercial and industrial	13	2,236	1,606
Mortgage
1-4 family	15	1,576	1,570
Resort lending	6	1,583	1,572
Home equity - 1st lien	1	17	14
Home equity - 2nd lien	1	85	84
Installment
Home equity - 1st lien	13	631	523
Home equity - 2nd lien	9	400	400
Loans not secured by real estate	6	114	106
Other	—	—	—
Total	70	$7,123	$6,308
(1)	There were no payment plan receivables or purchased mortgage loans classified as troubled debt restructurings during the years ending 2016, 2015 and 2014.

The troubled debt restructurings described above increased (decreased) the AFLL by $(0.1) million, $0.4 million and $0.2 million during the years ended December 31, 2016, 2015 and 2014, respectively and resulted in charge offs of $0.53 million, $0.16 million and $0.04 million during the years ended December 31, 2016, 2015 and 2014, respectively.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
(Dollars in thousands)
2016
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	1	1,767
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	—	—
Other	—	—
Total	1	$1,767

	Number of Contracts	Recorded Balance
(Dollars in thousands)
2015
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	157
Mortgage
1-4 family	2	73
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	1	4
Other	—	—
Total	5	$234

2014
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	319
Mortgage
1-4 family	1	125
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	—	—
Other	—	—
Total	3	$444

A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased (decreased) the AFLL by $(0.17) million, $(0.03) million and $0.02 million during the years ended December 31, 2016, 2015 and 2014, respectively and resulted in charge offs of $0.51 million, zero and zero during the years ended December 31, 2016, 2015 and 2014, respectively.

The terms of certain other loans were modified during the years ending December 31, 2016, 2015 and 2014 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, (d) financial performance of certain counterparties for payment plan receivables and (e) delinquency history and non-performing loans.

For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our “non-watch” commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our “watch” commercial credits. This rating includes loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our “substandard accruing” commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our “substandard - non-accrual” and “doubtful” commercial credits. This rating includes loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our “loss” commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2016
Income producing - real estate	$282,886	$3,787	$337	$628	$287,638
Land, land development and construction - real estate	51,603	67	—	105	51,775
Commercial and industrial	449,365	9,788	2,998	4,431	466,582
Total	$783,854	$13,642	$3,335	$5,164	$805,995
Accrued interest included in total	$1,915	$52	$11	$—	$1,978

2015
Income producing - real estate	$296,898	$6,866	$1,423	$1,027	$306,214
Land, land development and construction - real estate	40,844	2,995	243	401	44,483
Commercial and industrial	371,357	19,502	6,683	2,028	399,570
Total	$709,099	$29,363	$8,349	$3,456	$750,267
Accrued interest included in total	$1,729	$108	$32	$—	$1,869

For each of our mortgage and installment segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage(1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
2016
800 and above	$36,534	$10,484	$6,048	$8,392	$8,462	$69,920
750-799	102,382	41,999	10,006	20,113	20,984	195,484
700-749	69,337	24,727	5,706	12,360	9,115	121,245
650-699	50,621	13,798	4,106	8,167	437	77,129
600-649	25,270	5,769	1,674	3,067	—	35,780
550-599	13,747	3,030	455	1,699	—	18,931
500-549	9,215	1,438	486	981	—	12,120
Under 500	5,145	92	255	279	—	5,771
Unknown	2,290	1,711	280	179	139	4,599
Total	$314,541	$103,048	$29,016	$55,237	$39,137	$540,979
Accrued interest included in total	$1,466	$450	$111	$226	$111	$2,364

2015
800 and above	$28,760	$13,943	$4,374	$7,696	$2,310	$57,083
750-799	78,802	40,888	7,137	17,405	23,283	167,515
700-749	56,519	31,980	4,341	11,022	6,940	110,802
650-699	51,813	17,433	3,203	7,691	—	80,140
600-649	27,966	4,991	1,467	3,684	—	38,108
550-599	16,714	3,070	1,027	1,918	—	22,729
500-549	10,610	1,051	572	1,295	—	13,528
Under 500	4,708	554	244	265	—	5,771
Unknown	1,315	2,110	199	282	724	4,630
Total	$277,207	$116,020	$22,564	$51,258	$33,257	$500,306
Accrued interest included in total	$1,396	$477	$87	$196	$114	$2,270
(1)	Credit scores have been updated within the last twelve months.
	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2016
800 and above	$1,354	$1,626	$53,281	$86	$56,347
750-799	2,478	3,334	107,460	793	114,065
700-749	1,920	2,686	43,456	821	48,883
650-699	2,852	2,541	19,053	624	25,070
600-649	1,691	1,775	4,638	298	8,402
550-599	1,231	1,063	1,942	53	4,289
500-549	981	692	1,095	45	2,813
Under 500	114	220	276	24	634
Unknown	29	21	5,800	34	5,884
Total	$12,650	$13,958	$237,001	$2,778	$266,387
Accrued interest included in total	$54	$59	$638	$20	$771

	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2015
800 and above	$1,792	$1,782	$44,254	$58	$47,886
750-799	4,117	5,931	86,800	531	97,379
700-749	2,507	3,899	34,789	694	41,889
650-699	3,508	4,182	16,456	499	24,645
600-649	2,173	2,153	4,979	200	9,505
550-599	1,800	1,346	1,997	109	5,252
500-549	1,056	855	1,170	61	3,142
Under 500	223	370	385	23	1,001
Unknown	59	32	3,921	4	4,016
Total	$17,235	$20,550	$194,751	$2,179	$234,715
Accrued interest included in total	$78	$83	$520	$17	$698
(1)	Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. As discussed in note #1 all payment plan receivables have been reclassified to held for sale at December 31, 2016. In addition, see note #11 for more information about Mepco’s business. As of December 31, 2015, approximately 63.2% of Mepco’s outstanding payment plan receivables related to programs in which a third party insurer or risk retention group was obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as “Full Refund” in the table below. Another approximately 18.7% of Mepco’s outstanding payment plan receivables as of December 31, 2015, related to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as “Partial Refund” in the table below. The balance of Mepco’s outstanding payment plan receivables related to programs in which there was no insurer or risk retention group that had any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as “Other” in the table below. For each class of our payment plan receivables we monitored financial information on the counterparties as we evaluated the credit quality of this portfolio.

The following table summarizes credit ratings of insurer or risk retention group counterparties by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
	(In thousands)
2015
AM Best rating
A+	$—	$6	$—	$6
A	2,712	5,203	—	7,915
A-	3,418	1,177	6,265	10,860
Not rated	15,720	93	5	15,818
Total	$21,850	$6,479	$6,270	$34,599

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, see note #11 below regarding certain risks and difficulties associated with collecting these refunds.

Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2016	2015
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$944,703	$898,443
Freddie Mac	622,885	707,891
Ginnie Mae	85,290	37,884
Other	6,115	107
Total	$1,658,993	$1,644,325

Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled $18.9 million and $21.8 million, at December 31, 2016 and 2015, respectively.

If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate gains on the sale of loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Finally, our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of loans serviced for Freddie Mac.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$12,436	$12,106	$13,710
Originated servicing rights capitalized	3,119	2,697	1,823
Amortization	(2,850)	(2,868)	(2,509)
Change in valuation allowance	966	501	(918)
Balance at end of year	$13,671	$12,436	$12,106
Valuation allowance	$2,306	$3,272	$3,773
Loans sold and serviced that have had servicing rights capitalized	$1,657,996	$1,643,086	$1,661,269

The fair value of capitalized mortgage loan servicing rights was $14.2 million and $12.9 million at December 31, 2016 and 2015, respectively. Fair value was determined using an average coupon rate of 4.20%, average servicing fee of 0.256%, average discount rate of 10.07% and an average Public Securities Association (“PSA”) prepayment rate of 175 for December 31, 2016; and an average coupon rate of 4.32%, average servicing fee of 0.254%, average discount rate of 10.04% and an average PSA prepayment rate of 203 for December 31, 2015.